EQUITY - Interim dividend and interest on equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Apr. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Allocation of income to additional dividend proposed	R$ 1,587,518
Controlling shareholders		R$ 6,239,364	R$ 4,770,527	R$ 5,001,014
Allocation to legal reserve		(311,968)	(238,526)
Tax incentives - not distributable		(43,009)	(18,766)
Adjusted net income		5,884,387	4,513,235
Dividend and IOE distributed for the year:		(4,235,000)	(3,830,000)	R$ (3,588,000)
Interest on equity (gross)		(2,735,000)	(2,630,000)
Interim dividends		(1,500,000)	(1,200,000)
Balance of unallocated net income		1,649,387	683,235
Reversal special reserve for modernization and expansion			600,000
Unclaimed dividends and interest on equity		116,236	99,788
Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes		262,901	204,495
Income available to be distributed		2,028,524	1,587,518
Proposal for Distributions: Additional proposed dividends		2,028,524	1,587,518
Proposed additional dividends - Net income for the year		2,028,524	987,518
Proposed additional dividends - Based on prior year's net income, referring to the reversal of the special reserve for expansion and modernization			600,000
Mandatory minimum dividend - 25% of adjusted net income		R$ 1,471,097	1,128,309
Common shares
EQUITY
Dividend and IOE distributed for the year:			R$ (2,482,909)
Proposed additional dividends per share		R$ 1.209659	R$ 0.940376
Preferred shares
EQUITY
Dividend and IOE distributed for the year:			R$ (1,347,091)